Significant Accounting Policies - Class A common stock subject to possible redemption (Details)	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Significant Accounting Policies
Minimum net tangible assets upon consummation of the Company's initial Business Combination and after payment of underwriters? fees and commissions | $	$ 5,000,001
Public Offering
Significant Accounting Policies
Number of shares issued | shares	69,000,000
Minimum net tangible assets upon consummation of the Company's initial Business Combination and after payment of underwriters? fees and commissions | $	$ 5,000,001
Shares subject to possible redemption | shares	66,158,889
Shares subject to possible redemption, par value per share | $ / shares	$ 10.00